UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ        November 2nd, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:   $11,281 (thousands)

FORM 13F INFORMATION TABLE


COLUMN 1			COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
----------------------		---------		---------	--------	------------------------	--------	-------		-----------------------
                              	TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   	VOTING 	AUTHORITY
    NAME OF ISSUER             	CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  		SOLE    SHARED	NONE
-----------------------      	---------       	--------- 	--------	-------- 	--- ---- 	-------- 	------- 	------- ------	-------

AMGEN INC			NOTE 0.375% 2/0		031162AQ3	1,669m		1500000		PRN		SOLE		NONE		1500000
CEMEX SAB DE CV			NOTE 4.875% 3/1		151290AV5	993m		1000000		PRN		SOLE		NONE		1000000
D R HORTON INC			NOTE 2.000% 5/1		23331ABB4	819m		500000		PRN		SOLE		NONE		500000
GOLDCORP INC NEW		NOTE 2.000% 8/0		380956AB8	1,821m		1500000		PRN		SOLE		NONE		1500000
NEXTERA ENERGY INC		UNIT 09/01/2015		65339F887	1,036m		1000000		PRN		SOLE		NONE		1000000
ROYAL GOLD INC			NOTE 2.875% 6/1		780287AA6	1,823m		1500000		PRN		SOLE		NONE		1500000
STANDARD PAC CORP NEW		NOTE 1.250% 8/0		85375CBC4	1,106m		1000000		PRN		SOLE		NONE		1000000
TAKE-TWO INTERACTIVE SOFTWAR	NOTE 4.375% 6/0		874054AA7	504m		414000		PRN		SOLE		NONE		414000
UNITED THERAPEUTICS CORP DEL	NOTE 1.000% 9/1		91307CAE2	1,319m		1000000		PRN		SOLE		NONE		1000000
PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	193m		7000		PRN		SOLE		NONE		7000
